Other Income - Additional information (Details) - GBP (£) £ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Grant one
Other Income [Line Items]
Grants, maximum amount receivable	£ 1,191
Grants, cumulative amount received	248	£ 248
Grant two
Other Income [Line Items]
Grants, maximum amount receivable	3,098
Grants, cumulative amount received	2,285	2,285
Grant three
Other Income [Line Items]
Grants, maximum amount receivable	2,076
Grants, cumulative amount received	£ 1,308	£ 1,087